Convertible Notes Payables	12 Months Ended
Dec. 31, 2025
Convertible Notes Payables [Abstract]
CONVERTIBLE NOTES PAYABLES

11. CONVERTIBLE NOTES PAYABLES

The June 2024 Notes

On June 16, 2024, BGHL executed $2,500,000 of convertible secured interest-bearing loan notes, as amended and restated by an amendment and restatement deed, dated June 26, 2024, with a redemption date of December 14, 2024 (the “Notes”), to fund working capital needs. BGHL recorded the Note liability at its fixed monetary amount on the issuance date and recognised interest expense over the outstanding period of the Notes. In July 2024, $350,000 of the Notes were redeemed and subsequently reissued. On January 10, 2025, the Notes were amended and restated to extend the redemption date from December 14, 2024 to June 14, 2025; increase the fixed interest rate from 15% to 30% of the principal amount of the Notes repaid or redeemed and decrease the conversion rate to $0.40 per share. Under the amended terms, no interest was payable on any Notes that were converted. On June 20, 2025, the noteholders converted their Notes into shares, accepting 6,182,122 shares issued by BC2 (as converted to 555,781 shares of the Company), with a corresponding intercompany loan being put in place owing by BGHL to BC2 (see Note 16). Under the amended terms, no interest accrued was payable on any Notes that were converted. On June 20, 2025, the noteholders converted their Notes into shares, accepting 6,182,122 shares issued by BC2 (as converted to 555,781 shares of the Company), and a corresponding intercompany loan was established from BGHL to BC2 (see Note 16).

In connection with the conversion and amendment of the Notes, the Company’s obligation to pay previously accrued interest was extinguished. As a result, previously recognized accrued interest of $766,585, which had been recorded as interest expense in prior reporting periods, was reversed in the period of conversion. The reversal has been presented as a reduction of interest expense in the consolidated statement of operations, reflecting the cancellation of the underlying obligation rather than the generation of income.

At December 31, 2025, and 2024, the balance of the Notes was $0 and $2,472,848, respectively.

The June and July 2025 Notes

During the year ended December 31, 2025, BGHL undertook a fundraising in the form of convertible notes (the “June Notes”), The June Notes had a maturity date of October 31, 2025 and a redemption premium of 20%. The June Notes automatically converted into Class A ordinary shares thirty (30) days after the Listing of Blue Gold Limited. The conversion price was the lower of (i) the Volume Weighted Average Price (VWAP) over the 30-day period following the Listing less the Applicable Discount and (ii) the closing price on the day prior to the conversion less the Applicable Discount. The Applicable Discount is a 40% discount for investments made prior to the Listing and a 20% discount for investments made following the Listing.

In July 2025, the Company entered into several additional convertible note purchase agreements raising an aggregate amount of approximately $0.4 million (the “July Notes”). Both the June Notes and July Notes were scheduled to mature on October 31, 2025 but, pursuant to their respective terms, automatically converted into the Company’s Class A ordinary shares 30 days following the listing of such shares on Nasdaq. The July Notes had a conversion price of the lower of (i) $30, (ii) the volume weighted average price (VWAP) over the 30-day period following listing of the Company on the Nasdaq less the Applicable Discount and (iii) the closing price on the day prior to the conversion less the Applicable Discount. “Applicable Discount” means, (i) in the case of the June notes, a forty percent (40%) discount or (ii) in the case of the July notes, a twenty percent (20%) discount. The conversion price for the June Notes and July Notes was $17.69 (less the Applicable Discount). An aggregate of $2,614,318 was raised from the June and July Notes.

The June and July 2025 Notes are classified and accounted for as a financial liability which was measured at fair value on a recurring basis under ASC 480-10.

The financial liabilities are valued using a using a hybrid historical/simulation approach. The estimated fair value of the financial liabilities component is determined using Level 3 inputs.

The key inputs of the models used to value the June and July Notes were:

	July 12, 2025	June 12, 2025
	(issuance)	(issuance)
Stock Price	$21.43	$10.0
Volatility	45%	45%
Discount Rate	40%	40%
Risk free rate of return	4.32%	4.20%
Term to maturity (years)	0.4	0.12

The change in the fair value of the June and July Notes measured using Level 3 inputs is summarized as follow:

June and July 2025 Notes
Convertible Notes balance at December 31, 2024	-
Proceeds from issuance	$2,614,318
Change in fair value	1,568,489
Conversion of notes	(4,182,807)
Convertible Notes balance at December 31, 2025	$-

In July 2025, the June and July Notes converted into 237,104 Class A ordinary shares of the Company. At December 31, 2025, the balance of the June Notes and the July Notes is $0.

The PC4 Convertible Note

Prior to the close of the Business Combination, PC4 incurred and owed certain legal fees related to the Business Combination transactions. Upon the close of the Business Combination on June 25, 2025, PC4 entered into a convertible note agreement (the “PC4 Convertible Note”) with the legal firm with respect to the balance owed of $770,000. This obligation was assumed by the Company at the close of the Business Combination. The PC4 Convertible Note including unpaid interest could be converted into shares of BGL per the conversion price defined in the agreement and expired on December 15, 2025. The PC4 Convertible Note carried an interest rate of 12% per annum and 18% on any overdue unpaid principal. The Note was repayable at a rate of $100,000 plus interest per month starting July 31, 2025. For the year ended December 31, 2025, total interest expense of $35,452 was paid on the PC4 Convertible Note and included in interest expense on the consolidated statements of operations and other comprehensive loss. The balance of $770,000 was repaid during the year ended December 31, 2025. At December 31, 2025, $0 was due and payable under the note.

Senior Convertible Notes

On August 29, 2025, the Company entered into a Securities Purchase Agreement (the “August Note SPA”) with 3i, LP (“3i”) authorizing a new series of senior convertible notes, in the aggregate principal amount of up to $5,434,783 (the “Senior Convertible Notes”) and warrants to purchase up to an aggregate of 215,299 Class A ordinary shares (the “August SPA Warrants”). On September 3, 2025, the Company sold a Senior Convertible Note in the principal amount of $3,804,348 (the First Note”) and 150,709 warrants at an original issue discount of 8% (the “First Warrant”), for an aggregate purchase price of $3,500,000. The Senior Convertible Notes bear interest at the rate of 7% per annum, except upon an event of default, in which such interest rate will be 12%.

At any time after issuance, the Senior Convertible Notes are convertible into Class A ordinary shares, subject to customary terms and conditions. The Senior Convertible Notes are convertible into Class A ordinary shares at a conversion price of $13.51 per share, subject to certain adjustments, and the warrants are exercisable at an exercise price of $16.88 per share until September 3, 2030. On November 12, 2025, the Company issued to 3i (i) an additional Senior Convertible Notes in the principal amount of $1,630,435 at an 8% discount (the “Second Note,” and (ii) 64,590 additional warrants (the “Second Warrant”), all for an aggregate purchase price of $1,500,000.

Also on August 29, 2025, the Company entered into a registration rights agreement (the “Registration Rights Agreement”) with 3i providing for the registration of the Class A ordinary shares issuable upon conversion of the Senior Convertible Notes and exercise of the Initial Warrants. The Registration Rights Agreement requires the Company to prepare and file a registration statement with the SEC within 30 calendar days after the date of the Registration Rights Agreement to register the resale of the Class A ordinary shares underlying the Senior Convertible Notes the SPA Warrants and cause such registration statement to be effective within 60 calendar days after the date of the Registration Rights Agreement, if the registration statement is subject to review by the SEC, and if the Company has been notified by the SEC that the registration statement will not be reviewed by the SEC, within 15 trading days after such notification. If not all the Class A ordinary shares underlying the Senior Convertible Notes the SPA Warrants are registered pursuant to the August Note SPA, the Company will be required to file another registration statement to register the resale of any such Class A ordinary shares underlying the Senior Convertible Notes the SPAWarrants.

Pursuant to the August Note SPA, 3i may receive up to an aggregate of 1,000,000 shares (the “Pre-Delivery Shares”) at any time upon notice to the Company. If the Company is required to deliver Class A ordinary shares to 3i, whether upon conversion of the senior convertible notes or otherwise, any Pre-Delivery Shares held by 3i or its designee at such time shall apply, on a share for share basis, as available, against each Class A ordinary share required to then be delivered. In the event that 3i or its designees holds any Pre-Delivery Shares as of the date that all senior convertible notes issued pursuant to the August Note SPA are no longer outstanding (whether following the conversion or redemption, as applicable, of such senior convertible notes), 3i is obligated to promptly return any such Pre-Delivery Shares to the Company for cancellation.

On December 1, 2025, the Company entered into a letter agreement (the “Letter Agreement”) with 3i pursuant to which the Company and 3i agreed that, in lieu of the payment in cash of the first blended installment amount of $1,017,663 (the “First Installment”) due on December 3, 2025, 3i will have the right to convert the entire First Installment, or any portion thereof, at its option, at a conversion price equal to 93% of the lowest volume weighted average price (“VWAP”) for the five (5) Trading Day period prior to the date of the Holder’s applicable conversion notice.

The Class A ordinary shares issuable by the Company at 3i’s option shall be issued from the Pre-Delivery Shares registered under such prospectus and the registration statement to which it relates and shall become Delivery Shares (as defined in the senior convertible note with 3i) pursuant to the terms of the senior convertible note.

The Senior Convertible Notes are a legal debt obligation with a variable-share conversion feature that ensures a fixed monetary return to the holder, thus qualifying as a liability under ASC 480-10. The Note remains a liability after issuance and the instrument is remeasured after initial recognition, with changes in fair value recognized in earnings each reporting period until settlement, modification, or extinguishment, consistent with the liability-classified model.

At December 31, 2025, the fair value of the Senior Convertible Notes was $3,468,563. The principal balance of the Senior Convertible Notes was $4,577,763 and unamortized debt issuance cost was $434,783. During the year ended December 31, 2025, the Company converted a balance of $917,016 (inclusive of $857,020 principal and $59,996 interest) to 321,189 Class A ordinary shares pursuant to the Letter Agreement. Total interest of $116,736 related to the Senior Convertible Notes was accrued and included in interest expenses on the consolidated statement of operations. At December 31, 2025, total unpaid interest of $56,740 is included in accrued expenses and other current liabilities on the consolidated balance sheets.

The key assumptions used to value the convertible notes as of December 31, 2025 and issuance dates:

	December 31,	November , 2025	September 3, 2025
	2025	(issuance)	(issuance)
Stock Price	$1.92	$5.92	$9.66
Equity Volatility	70%	60%	65%
Discount Rate	20%	20%	20%
Risk free rate of return	3.48 - 3.52%	3.73%	3.62%
Term to maturity (years)	0.68 - 0.87	1.0	1.0

The following table presents changes of the convertible notes with significant unobservable inputs (Level 3) for the year ended December 31, 2025:

Convertible Notes
Convertible Notes balance at December 31, 2024	-
Proceeds from issuance	$5,000,000
Fair value of Warrants	(799,888)
Repayment of notes	(857,020)
Change in fair value	125,471
Convertible Notes balance at December 31, 2025	$3,468,563

The following table summarizes the Convertible Notes Payables at December 31, 2025 and 2024:

	December 31, 2025	December 31, 2024
The June 2024 Notes	$-	$2,472,848
Senior Convertible Notes	3,468,563	-
	$3,468,563	$2,472,848